FINANCIAL RISK MANAGEMENT - Interest rate risk (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interest rate risk
FINANCIAL RISK MANAGEMENT
Percent of borrowings that are at a fixed rate of interest	63.00%	54.00%
Interest rate appreciation risk
FINANCIAL RISK MANAGEMENT
Percentage of change in significant exposure used for sensitivity analysis	1.00%	1.00%
Interest rate depreciation risk
FINANCIAL RISK MANAGEMENT
Percentage of change in significant exposure used for sensitivity analysis	1.00%	1.00%